Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories
Fuel oil and LPG, at cost	$ 33,645	$ 39,192
LPG, held for trading	43,061	149,400
Total	76,706	188,592
Voyage expenses
Inventories
Amount of cost of fuel oil/ LPG recognised as an expense	181,300	204,900	$ 221,400
Cost of cargo and delivery expenses- Product Services
Inventories
Amount of cost of fuel oil/ LPG recognised as an expense	$ 2,390,900	$ 1,547,100	$ 640,600